Description of Business (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Date of incorporation	Aug. 07, 2007
Years of operations	60
Navios Holdings' general partner interest in Navios Partners	2.00%
Date of initial public offering	Nov. 16, 2007
Common units outstanding	71,034,163	60,109,163
General Partners Capital Account Units Outstanding	1,449,681	1,226,721
Percentage of Navios Holdings in Navios Partners	21.60%